Changes in Liabilities Arising from Financing Activities (Tables)	12 Months Ended
Dec. 31, 2020
Statement [Line Items]
Summary of Changes in Liabilities Arising from Financing Activities
The table below shows the changes in liabilities arising from financing activities.

										Group
					2020					2019
	Balance sheet line item					Balance sheet line item
	Debt securities in issue	Subordinated liabilities	Other equity instruments	Dividends paid	Total	Debt securities in issue	Subordinated liabilities	Other equity instruments	Dividends paid	Total
	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
At 1 January	50,171	3,528	2,241	—	55,940	55,906	3,601	2,041	—	61,548
Cash flows from financing activities	(6,762)	(939)	—	(282)	(7,983)	(3,839)	—	196	(434)	(4,077)
Cash flows from operating activities	(202)	—	—	—	(202)	(548)	—	—	—	(548)
Non-cash changes:
– Unrealised foreign exchange	359	(6)	—	—	353	(1,647)	(94)	—	—	(1,741)
– Other changes	113	(27)	—	282	368	299	21	4	434	758
At 31 December	43,679	2,556	2,241	—	48,476	50,171	3,528	2,241	—	55,940

Santander UK Group Holdings plc
Statement [Line Items]
Summary of Changes in Liabilities Arising from Financing Activities
The table below shows the changes in liabilities arising from financing activities.

	2020					2019
	Balance sheet line item					Balance sheet line item
	Debt securities in issue	Subordinated liabilities	Other equity instruments	Dividends paid	Total	Debt securities in issue	Subordinated liabilities	Other equity instruments	Dividends paid	Total
	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
At 1 January	8,957	1,142	2,241	—	12,340	9,295	1,185	2,041	—	12,521
Cash flows from financing activities	440	(281)	—	(250)	(91)	—	—	196	(404)	(208)
Non-cash changes:
– Unrealised foreign exchange	(17)	(28)	—	—	(45)	(327)	(44)	—	—	(371)
– Other changes	(1)	(3)	—	250	246	(11)	1	4	404	398
At 31 December	9,379	830	2,241	—	12,450	8,957	1,142	2,241	—	12,340